CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Sales (Including sales to related party of $0 and $902,638 during the years ended December 31, 2012 and 2011)	$ 66,297,498	$ 43,162,026
Cost of Sales	51,572,076	31,048,952
Gross Profit	14,725,422	12,113,074
Operating Expenses
Selling expenses	3,158,191	1,865,086
General and administrative expenses	4,788,947	3,308,312
Loss on disposal of plant, property and equipment	123,675	0
Total Operating Expenses	8,070,813	5,173,398
Income From Operations	6,654,609	6,939,676
Other Income (Expenses)
Non-operating income	50,915	52,043
Foreign exchange transaction gain (loss)	47	(90,609)
Interest income (expense)	(188,868)	1,402
Financial expense	(11,166)	(76,836)
Total Other Expenses, Net	(149,072)	(114,000)
Income Before Income Tax	6,505,537	6,825,676
Income Tax Expense	1,071,654	1,460,511
Net Income	5,433,883	5,365,165
Other Comprehensive Income
Foreign currency translation	37,672	527,218
Comprehensive Income	$ 5,471,555	$ 5,892,383
Basic weighted average shares outstanding (in Shares)	18,530,591	14,506,915
Diluted weighted average shares outstanding (in Shares)	18,681,448	14,697,206
Basic net earnings per share (in Dollars per share)	$ 0.29	$ 0.37
Diluted net earnings per share (in Dollars per share)	$ 0.29	$ 0.37